Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Cash and Cash Equivalents
NOTE 9. CASH AND CASH EQUIVALENTS
As of June 30, 2021 and December 31, 2020, cash and cash equivalents were as follows:

	June 30, 2021	December 31, 2020
Cash on hand and in banks (i)	Ps. 28,780,228	Ps. 20,211,875
Highly liquid investments (ii)	12,755,741	19,777,906

	Ps. 41,535,969	Ps. 39,989,781

(i)	Cash on hand and in banks is primarily composed of cash in banks.

(ii)	Mainly composed of short-term Mexican Government investments.